UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2016 – June 30, 2016

Item 1.  Schedule of Investments.

BAYWOOD VALUEPLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Shares	Security Description	Value

Common Stock - 96.9%
Basic Materials - 7.4%
400	Albemarle Corp.	$31,724
1,200	Goldcorp, Inc.	22,956
300	LyondellBasell Industries NV, Class A	22,326
600	Packaging Corp. of America	40,158
1,000	The Mosaic Co.	26,180
		143,344
Capital Goods / Industrials - 10.9%
200	Caterpillar, Inc.	15,162
600	Eaton Corp. PLC	35,838
900	Republic Services, Inc.	46,179
400	Stanley Black & Decker, Inc.	44,488
400	The Boeing Co.	51,948
200	Union Pacific Corp.	17,450
		211,065
Consumer Cyclicals - 4.3%
2,500	Ford Motor Co.	31,425
800	Mattel, Inc.	25,032
400	Target Corp.	27,928
		84,385
Consumer Staples - 8.4%
500	PepsiCo, Inc.	52,970
600	The Procter & Gamble Co.	50,802
800	Wal-Mart Stores, Inc.	58,416
		162,188
Energy - 15.7%
1,300	BP PLC, ADR	46,163
500	Chevron Corp.	52,415
400	ConocoPhillips	17,440
500	Exxon Mobil Corp.	46,870
200	Helmerich & Payne, Inc. (a)	13,426
600	National Oilwell Varco, Inc.	20,190
900	Occidental Petroleum Corp.	68,004
200	Phillips 66	15,868
300	Schlumberger, Ltd.	23,724
		304,100
Financials - 18.5%
1,000	BB&T Corp.	35,610
400	BOK Financial Corp.	25,080
240	Chubb, Ltd.	31,370
800	FNF Group	30,000
1,100	Invesco, Ltd.	28,094
400	JPMorgan Chase & Co.	24,856
500	M&T Bank Corp.	59,115
1,200	MetLife, Inc.	47,796
1,100	U.S. Bancorp	44,363
700	Wells Fargo & Co.	33,131
		359,415
Health Care - 12.6%
800	AbbVie, Inc.	49,528
475	Baxter International, Inc.	21,480
300	Becton Dickinson and Co.	50,877
600	Eli Lilly & Co.	47,250
1,000	HealthSouth Corp.	38,820
300	Johnson & Johnson	36,390
		244,345
Shares	Security Description	Value

Technology - 14.3%
1,900	Cisco Systems, Inc.	$54,511
500	Harris Corp.	41,720
200	International Business Machines Corp.	30,356
1,200	Microsoft Corp.	61,404
700	QUALCOMM, Inc.	37,499
600	TE Connectivity, Ltd.	34,266
300	Texas Instruments, Inc.	18,795
		278,551

Telecommunications - 2.6%
900	Verizon Communications, Inc.	50,256

Transportation - 0.7%
200	CH Robinson Worldwide, Inc.	14,850
Utilities - 1.5%
800	Exelon Corp.	29,088

Total Common Stock (Cost $1,767,465)	1,881,587

Money Market Fund - 4.7%
91,107	Federated Government Obligations Fund, 0.22% (b) (Cost $91,107)	91,107

Total Investments - 101.6% (Cost $1,858,572)*	$1,972,694

Other Assets & Liabilities, Net – (1.6)%	(30,166)
Net Assets – 100.0%	$1,942,528

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of June 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$198,678
Gross Unrealized Depreciation	(84,556)
Net Unrealized Appreciation	$114,122

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$1,881,587
Level 2 - Other Significant Observable Inputs	91,107
Level 3 - Significant Unobservable Inputs	-
Total	$1,972,694

The Level 1 value displayed in this table is Common Stock. The Level 2 valued displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BAYWOOD SOCIALLYRESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Shares	Security Description	Value

Common Stock - 93.4%
Basic Materials - 5.2%
2,600	Albemarle Corp.	$206,206
5,400	Packaging Corp. of America	361,422
8,100	The Mosaic Co.	212,058
		779,686
Capital Goods / Industrials - 10.2%
8,200	Republic Services, Inc.	420,742
3,300	Stanley Black & Decker, Inc.	367,026
7,475	Tyco International PLC	318,435
1,700	Union Pacific Corp.	148,325
10,100	USG Corp. (a)	272,296
		1,526,824
Consumer Discretionary - 11.1%
9,100	AutoNation, Inc. (a)	427,518
21,900	Ford Motor Co.	275,283
18,100	Starz, Class A(a)	541,552
1,800	Target Corp.	125,676
10,700	Twenty-First Century Fox, Inc., Class B	291,575
		1,661,604
Consumer Staples - 5.6%
1,500	CVS Health Corp.	143,610
3,900	PepsiCo, Inc.	413,166
3,400	The Procter & Gamble Co.	287,878
		844,654
Energy - 8.1%
12,700	Cabot Oil & Gas Corp.	326,898
2,600	ConocoPhillips	113,360
14,000	Devon Energy Corp.	507,500
7,800	National Oilwell Varco, Inc.	262,470
		1,210,228
Financials - 19.7%
13,400	Air Lease Corp.	358,852
5,600	American Express Co.	340,256
7,100	American International Group, Inc.	375,519
30,900	Bank of America Corp.	410,043
1,600	Berkshire Hathaway, Inc., Class B (a)	231,664
1,500	BOK Financial Corp.	94,050
9,150	Brookfield Asset Management, Inc., Class A	302,591
14,600	Kennedy-Wilson Holdings, Inc.	276,816
2,500	M&T Bank Corp.	295,575
6,700	MetLife, Inc.	266,861
		2,952,227
Health Care - 17.4%
5,700	AbbVie, Inc.	352,887
9,785	Baxter International, Inc.	442,478
2,900	Becton Dickinson and Co.	491,811
4,800	DaVita HealthCare Partners, Inc. (a)	371,136
4,900	Express Scripts Holding Co. (a)	371,420
1,700	Gilead Sciences, Inc.	141,814
11,200	HealthSouth Corp.	434,784
		2,606,330
Services - 0.0%
183	Brookfield Business Partners LP (a)	3,493

Technology - 14.0%
12,900	Cisco Systems, Inc.	370,101
14,200	Corning, Inc.	290,816
1,200	International Business Machines Corp.	182,136
7,100	Microsoft Corp.	363,307
5,400	Oracle Corp.	221,022
7,300	QUALCOMM, Inc.	391,061
4,900	TE Connectivity, Ltd.	279,839
		2,098,282

Shares	Security Description	Value

Telecommunications - 2.1%
5,600	Verizon Communications, Inc.	$312,704

Total Common Stock (Cost $14,008,870)	13,996,032

Money Market Fund - 7.2%
1,075,095	Morgan Stanley Institutional Liquidity Fund, 0.27% (b) (Cost $1,075,095)	$1,075,095

Total Investments- 100.6% (Cost $15,083,965)*	15,071,127

Other Assets & Liabilities, Net – (0.6)%	(89,883)
Net Assets – 100.0%	$14,981,244

LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of June 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$905,662
Gross Unrealized Depreciation	(918,500)
Net Unrealized Depreciation	$(12,838)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$13,996,032
Level 2 - Other Significant Observable Inputs	1,075,932
Level 3 - Significant Unobservable Inputs	-
Total	$15,071,964

The Level 1 value displayed in this table is Common Stock.  The Level 2 value displayed in this table is a Money Market Fund.. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value
Municipal Bonds - 99.0%
Alabama - 1.4%
$1,500,000	Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bond	5.00%	11/15/39	$1,525,380

California - 14.2%
740,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	07/01/26	740,096
85,000	California Health Facilities Financing Authority, California Revenue Bond, Series A	5.00	04/01/25	85,307
500,000	California State Public Works Board, California Revenue Bond, Series B1	5.63	03/01/30	587,260
2,875,000	California State Public Works Board, California Revenue Bond, Series G	5.00	11/01/37	3,450,201
1,000,000	City of Fairfield, California Certificate of Participation, Series A (a)	6.55	04/01/30	662,170
670,000	County of San Bernardino, California Certificate of Participation, Series C	5.00	08/01/28	672,178
1,450,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	5.00	06/01/29	1,774,176
1,000,000	Modesto Irrigation District Financing Authority, California Revenue Bond (b)	1.03	09/01/27	962,360
1,000,000	Natomas Unified School District, California General Obligation Bond (a)	5.05	08/01/26	604,260
1,000,000	Natomas Unified School District, California General Obligation Bond (a)	5.14	08/01/27	570,040

Principal	Security Description	Rate	Maturity	Value

$3,050,000	Sacramento County Sanitation Districts Financing Authority, California Revenue Bond, Series B (b)	0.98%	12/01/35	$2,826,862
130,000	State of California, General Obligation Bond, Series 07	5.13	10/01/27	130,538
1,500,000	Stockton East Water District, California Certificate of Participation, Series B (a)	5.96-5.97	04/01/20	1,204,605
2,200,000	Stockton East Water District, California Certificate of Participation, Series B (a)	6.09	04/01/26	1,226,236
250,000	Victor Valley Community College District, California General Obligation Bond, Series A	5.38	08/01/29	285,520
				15,781,809
Connecticut - 9.5%
5,420,000	Connecticut State Health & Educational Facility Authority, Connecticut Revenue Bond, Series Z-1	5.00	07/01/42	5,420,704
3,000,000	State of Connecticut, Connecticut General Obligation Bond, Series A (b)	1.36	03/01/24	2,936,220
2,125,000	State of Connecticut, Connecticut General Obligation Bond, Series F	5.00	12/01/21	2,165,354
				10,522,278
District of Columbia - 2.6%
2,900,000	Washington Convention & Sports Authority, Washington Revenue Bond, Series A	4.50	10/01/30	2,928,014

Florida - 8.7%
2,775,000	County of Miami-Dade Transit System, Florida Revenue Bond	5.00	07/01/32	2,987,953

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

$1,145,000	Highlands County Health Facilities Authority, Florida Revenue Bond, Series G	5.13%	11/15/22	$1,164,602
2,000,000	South Florida Water Management District, Florida Certificate of Participation	5.00	10/01/20	2,022,980
675,000	South Florida Water Management District, Florida Certificate of Participation	5.00	10/01/36	682,756
2,675,000	South Miami Health Facilities Authority, Florida Revenue Bond	5.00	08/15/32	2,787,591
				9,645,882
Illinois - 14.3%
500,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/27	547,930
525,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.50	01/01/33	628,567
980,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/33	1,064,584
3,000,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.75	01/01/38	3,631,290
1,975,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/40	2,220,255
1,500,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/27	1,657,410
900,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/29	1,003,239
1,250,000	Illinois Finance Authority, Illinois Revenue Bond	5.00	07/01/46	1,304,900
525,000	Illinois Finance Authority, Illinois Revenue Bond, Series D	6.25	11/01/28	593,003

Principal	Security Description	Rate	Maturity	Value

$1,030,000	University of Illinois, Illinois Revenue Bond, Series A	5.13%	04/01/36	$1,173,706
900,000	University of Illinois, Illinois Revenue Bond, Series A	5.00	04/01/39	1,046,628
825,000	Will Grundy Etc Counties Community College District No. 525, Illinois General Obligation Bond, Series B	5.25	06/01/36	993,234
				15,864,746
Indiana - 2.0%
1,950,000	Indiana Finance Authority, Indiana Revenue Bond, Series A	5.00	05/01/42	2,243,943
Kansas - 1.8%
2,000,000	State of Kansas Department of Transportation, Kansas Revenue Bond, Series B-3 (b)	0.55	09/01/17	1,992,940
Louisiana - 2.5%
2,750,000	State of Louisiana Gasoline & Fuels Tax Revenue, Louisiana Revenue Bond, Series B2 (b)	0.87	05/01/43	2,741,805
Maryland - 0.6%
625,000	Montgomery County Housing Opportunites Commission, Maryland Revenue Bond, Series C	5.00	07/01/31	685,413
Massachusetts - 1.1%
1,130,000	Massachusetts Housing Finance Agency, Massachusetts Revenue Bond, Series C	5.00	12/01/30	1,202,196
Michigan - 2.2%
550,000	Michigan State Building Authority, Michigan Revenue Bond, Series A	5.20	10/15/31	646,421
1,760,000	Michigan State Housing Development Authority, Michigan Revenue Bond, Series A	5.15	10/01/29	1,768,360
				2,414,781

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

Minnesota - 4.4%
$4,775,000	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bond, Series A	4.50%	01/01/32	$4,865,438
Nevada - 2.9%
3,100,000	County of Clark Department of Aviation, Nevada Revenue Bond, Series D	5.00	07/01/16	3,100,403
145,000	Nevada Housing Division, Nevada Revenue Bond, Series A	5.85	10/01/20	145,571
				3,245,974
New York - 4.1%
1,000,000	Metropolitan Transportation Authority, New York Revenue Bond, Series A	5.00	11/15/31	1,017,690
1,725,000	New York State Dormitory Authority, New York Revenue Bond	5.00	07/01/30	1,731,779
50,000	New York State Dormitory Authority, New York Revenue Bond, Series D	5.75	02/15/19	50,225
1,410,000	Schenectady Metroplex Development Authority, New York Revenue Bond, Series A	5.50	08/01/33	1,733,468
				4,533,162
North Carolina - 2.9%
3,200,000	North Carolina Capital Facilities Finance Agency, North Carolina Revenue Bond, Series A	5.00	10/01/41	3,234,144
Ohio - 8.2%
2,950,000	American Municipal Power, Inc., Ohio Revenue Bond, Series B	5.00	02/15/37	3,461,412
5,225,000	Ohio Higher Educational Facility Commission, Ohio Revenue Bond, Series A	5.25	01/01/33	5,605,119
				9,066,531

Principal	Security Description	Rate	Maturity	Value

Pennsylvania - 2.1%
$2,325,000	Swarthmore Borough Authority, Pennsylvania Revenue Bond, Series A	5.00%	09/15/30	$2,347,204
Texas - 5.7%
1,425,000	City Public Service Board of San Antonio, Texas Revenue Bond	5.00	02/01/32	1,461,366
1,600,000	County of Harris, Texas Revenue Bond (b)	1.09	08/15/35	1,432,304
1,000,000	Eagle Mountain & Saginaw Independent School District, Texas General Obligation Bond	4.50	08/15/33	1,004,970
1,375,000	Lamar Consolidated Independent School District, Texas General Obligation Bond	5.00	02/15/38	1,412,414
1,000,000	Red River Education Financing Corp., Texas Revenue Bond	5.00	03/15/38	1,031,410
				6,342,464
Virginia - 2.6%
2,775,000	Fairfax County Redevelopment & Housing Authority, Virginia Revenue Bond	4.75	04/01/38	2,849,731
Washington - 5.2%
1,715,000	Central Puget Sound Regional Transit Authority, Washington Revenue Bond	4.75	02/01/28	1,836,697
2,000,000	City of Seattle Drainage & Wastewater Revenue, Washington Revenue Bond	5.00	06/01/38	2,166,000
1,455,000	Everett Housing Authority, Washington Revenue Bond (b)	4.89	06/01/37	1,482,892

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

$250,000	State of Washington, Washington Certificate of Participation, Series D	5.45%	07/01/28	$277,035
5,762,624

Total Municipal Bonds (Cost $105,930,998)	109,796,459

Shares	Security Description	Value

Money Market Fund - 1.5%
1,666,185	Fidelity Government Money Market Fund, 0.25% (b) (Cost $1,666,185)	1,666,185

Total Investments - 100.5% (Cost $107,597,183)*	$111,462,644
Other Assets & Liabilities, Net – (0.5)%	(583,117)
Net Assets – 100.0%	$110,879,527

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of June 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,887,561
Gross Unrealized Depreciation	(22,100)
Net Unrealized Appreciation	$3,865,461

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	111,462,644
Level 3 - Significant Unobservable Inputs	-
Total	$111,462,644

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 98.8%
California - 87.7%
$1,000,000	Abag Finance Authority for Nonprofit Corps, California Revenue Bond	5.00%	01/01/33	$1,205,130
1,160,000	Alameda Public Financing Authority, California Revenue Bond, Series A	5.25	07/01/29	1,325,961
10,000,000	Bay Area Toll Authority, California Revenue Bond, Series D1 (a)	1.22	04/01/45	10,004,800
5,000,000	Bay Area Toll Authority, California Revenue Bond, Series A (a)	1.00	04/01/47	5,005,300
290,000	Bret Harte Union High School District, California Certificate of Participation	4.25	09/01/20	291,815
1,675,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	07/01/36	1,675,218
700,000	California Infrastructure & Economic Development Bank, California Revenue Bond	5.00	08/15/23	761,719
500,000	California Infrastructure & Economic Development Bank, California Revenue Bond	5.75	08/15/29	579,250
500,000	California State Public Works Board, California Revenue Bond, Series B	6.00	04/01/27	573,010
500,000	California State Public Works Board, California Revenue Bond, Series B1	5.40	03/01/26	577,775
500,000	California State Public Works Board, California Revenue Bond, Series G	5.00	11/01/31	507,660

Principal	Security Description	Rate	Maturity	Value

$4,100,000	California State Public Works Board, California Revenue Bond, Series G	5.00%	11/01/37	$4,920,287
1,000,000	California State Public Works Board, California Revenue Bond, Series G1	5.75	10/01/30	1,151,800
600,000	California State Public Works Board, California Revenue Bond, Series I-1	6.13	11/01/29	707,646
1,000,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/30	1,311,370
1,910,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/33	2,485,082
7,790,000	Chabot-Las Positas Community College District, California General Obligation Bond, Series C (b)	4.92	08/01/36	2,860,488
1,000,000	Chino Valley Unified School District, California General Obligation Bond (b)	5.85	08/01/26	621,420
3,000,000	Chino Valley Unified School District, California General Obligation Bond (b)	4.62	08/01/29	1,610,370
4,260,000	City & County of San Francisco, California Certificate of Participation, Series B	5.00	09/01/16	4,292,930
2,000,000	City of Fairfield, California Certificate of Participation, Series A (b)	6.55	04/01/30	1,324,340
1,000,000	City of Fresno Water System Revenue, California Revenue Bond, Series A	5.25	06/01/18	1,004,230
1,690,000	City of Vallejo Water Revenue, California Revenue Bond	5.00	05/01/18	1,696,304

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

$2,575,000	Coachella Valley Unified School District, California General Obligation Bond, Series D	5.00%	08/01/37	$3,090,669
250,000	Corona Public Financing Authority, California Revenue Bond, Series C	5.00	09/01/21	251,925
1,400,000	County of San Bernardino, California Certificate of Participation	5.00	08/01/28	1,404,550
1,275,000	County of San Bernardino, California Certificate of Participation	4.75	08/01/28	1,280,087
2,835,000	Dublin Unified School District, California General Obligation Bond, Series D (b)	5.73	08/01/34	1,060,262
1,500,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/38	1,820,610
1,600,000	Fresno Unified School District, California General Obligation Bond, Series G (b)	6.10	08/01/41	376,432
125,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	4.60	06/01/23	133,162
1,000,000	Los Angeles Community Redevelopment Agency, California Revenue Bond	5.00	09/01/37	1,003,410
2,500,000	Los Angeles County Regional Financing Authority, California Revenue Bond, Series B-1	3.00	11/15/21	2,506,050
1,050,000	Los Angeles County Schools Regionalized Business Services Corp., California Certificate of Participation, Series B	4.75	06/01/27	1,090,897

Principal	Security Description	Rate	Maturity	Value

$5,140,000	Los Angeles Department of Water & Power, California Revenue Bond, Series A-1	5.00%	07/01/39	$5,370,015
6,000,000	Los Angeles Department of Water, California Revenue Bond	5.00	07/01/38	6,254,580
4,900,000	Los Angeles Department of Water, California Revenue Bond, Series A2	5.00	07/01/35	4,900,637
2,750,000	Los Angeles Unified School District, California General Obligation Bond, Series B	4.75	07/01/21	2,750,330
8,575,000	Metropolitan Water District of Southern California, California Revenue Bond	5.00	07/01/37	8,956,502
5,000,000	Metropolitan Water District of Southern California, California Revenue Bond, Series A4 (a)	0.79	07/01/36	4,995,750
2,175,000	Metropolitan Water District of Southern California, California Revenue Bond, Series C	5.00	07/01/32	2,175,283
1,000,000	Metropolitan Water District of Southern California, California Revenue Bond, Series C	5.00	07/01/35	1,000,130
3,185,000	Modesto Irrigation District Financing Authority, California Revenue Bond (a)	1.03	09/01/27	3,065,117
1,600,000	Modesto Irrigation District Financing Authority, California Revenue Bond (a)	1.08	09/01/37	1,441,440
1,500,000	New Haven Unified School District, California General Obligation Bond, Series A (b)	5.05	08/01/24	985,185

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

$1,785,000	New Haven Unified School District, California General Obligation Bond, Series A (b)	5.20%	08/01/27	$991,532
2,650,000	Oakland Unified School District/Alameda County, California General Obligation Bond	6.63	08/01/38	3,267,397
770,000	Oxnard School District, California General Obligation Bond, Series A	5.75	08/01/30	965,172
3,000,000	Pleasanton-Suisun City Home Financing Authority, California Revenue Bond (b)	0.46	10/01/16	2,995,980
2,500,000	Port of Oakland, California Revenue Bond, Series P	5.00	05/01/33	2,929,150
5,120,000	Regents of the University of California Medical Center Pooled Revenue, California Revenue Bond, Series C2 (a)	1.16	05/15/43	4,432,486
9,525,000	Sacramento County Sanitation Districts Financing Authority, California Revenue Bond, Series B (a)	0.98	12/01/35	8,828,151
2,000,000	Sacramento County Water Financing Authority, California Revenue Bond, Series B (a)	1.00	06/01/34	1,857,200
5,475,000	San Bernardino City Unified School District, California General Obligation Bond, Series C	5.00	08/01/40	6,660,721
2,000,000	San Bernardino Community College District, California General Obligation Bond, Series C	5.00	08/01/31	2,007,720
1,000,000	San Diego Public Facilities Financing Authority, California Revenue Bond, Series A	5.25	04/15/29	1,171,410

Principal	Security Description	Rate	Maturity	Value

$2,715,000	San Diego Regional Building Authority, California Revenue Bond, Series A	4.00%	10/15/16	$2,742,883
2,500,000	San Jose Redevelopment Agency, California Tax Allocation Bond, Series D	5.00	08/01/21	2,608,400
2,275,000	San Jose Unified School District, California General Obligation Bond, Series D	5.00	08/01/32	2,481,934
105,000	San Mateo Union High School District, California General Obligation Bond, Series A (b)	6.02	09/01/25	77,006
895,000	San Mateo Union High School District, California General Obligation Bond, Series A (b)	6.02	09/01/25	651,810
2,355,000	Sierra View Local Health Care District, California Revenue Bond	5.25	07/01/37	2,465,285
1,000,000	Southern California Public Power, California Revenue Bond, Series A	5.00	07/01/16	1,000,130
5,000	State of California, California General Obligation Bond	5.00	10/01/28	5,020
3,350,000	State of California, California General Obligation Bond	5.00	11/01/37	3,550,933
85,000	State of California, California General Obligation Bond, Series 2007	5.75	05/01/30	85,371
8,645,000	State of California, California General Obligation Bond, Series A	5.00	07/01/22	8,646,124
135,000	State of California, General Obligation Bond, Series 07	5.13	10/01/27	135,559
3,300,000	Stockton East Water District, California Certificate of Participation, Series B (b)	5.96-6.00	04/01/21	2,494,899
2,000,000	Stockton East Water District, California Certificate of Participation, Series B (b)	6.08	04/01/25	1,184,820

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

$775,000	Stockton Unified School District, California General Obligation Bond	5.00%	07/01/27	$940,579
1,600,000	Tulare County Board of Education, California Certificate of Participation	5.38	05/01/33	1,934,848
250,000	Victor Valley Community College District, California General Obligation Bond, Series A	5.38	08/01/29	285,520
				169,804,968
Illinois - 9.4%
1,000,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/30	1,145,760
1,000,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/35	1,128,460
2,050,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.75	01/01/38	2,481,382
2,325,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/40	2,613,718
1,755,000	Chicago Park District, Illinois General Obligation Bond, Series B	5.00	01/01/26	2,066,600
1,000,000	Chicago Park District, Illinois General Obligation Bond, Series B	5.00	01/01/26	1,177,550
1,580,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/23	1,808,989
1,600,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.25	01/01/37	1,785,552
3,580,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.25	01/01/40	3,988,729
				18,196,740
Louisiana - 1.7%
3,340,000	State of Louisiana Gasoline & Fuels Tax Revenue, Louisiana Revenue Bond, Series B2 (a)	0.87	05/01/43	3,330,047

Total Municipal Bonds (Cost $183,086,758)	191,331,755

Shares	Security Description	Value

Money Market Fund - 1.4%
2,771,242	Fidelity Government Money Market Fund, 0.25% (a) (Cost $2,771,242)	$2,771,242

Total Investments - 100.2% (Cost $185,858,000)*	$194,102,997
Other Assets & Liabilities, Net – (0.2)%	(399,411)
Net Assets – 100.0%	$193,703,586

(a)	Variable rate security. Rate presented is as of June 30, 2016.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$8,454,769
Gross Unrealized Depreciation	(209,772)
Net Unrealized Appreciation	$8,244,997

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	194,102,997
Level 3 - Significant Unobservable Inputs	-
Total	$194,102,997

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 96.4%
Arkansas - 0.3%
$400,000	Bentonville School District No. 6, Arkansas General Obligation Bond	4.50%	06/01/30	$414,592
California - 2.7%
520,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/30	681,912
350,000	Compton Unified School District, California General Obligation Bond, Series D (a)	1.42	06/01/18	341,121
335,000	Inglewood Public Financing Authority, California Revenue Bond	5.00	08/01/19	373,036
275,000	Placentia-Yorba Linda Unified School District, California Certificate of Participation, Series A	4.00	10/01/30	316,539
1,070,000	Solano County Community College District, California General Obligation Bond (a) (b)	1.39	08/01/29	952,289
400,000	Stockton Unified School District, California General Obligation Bond, Series A	5.00	08/01/18	435,252
670,000	Tulare City School District, California Certificate of Participation	2.00	11/01/20	672,412
				3,772,561
Colorado - 0.2%
250,000	County of Adams, Colorado Certificate of Participation	4.00	12/01/18	268,910
Connecticut - 12.5%
2,575,000	State of Connecticut, Connecticut General Obligation Bond, Series A	5.00	04/15/27	2,765,241
950,000	State of Connecticut, Connecticut General Obligation Bond, Series A	5.00	03/15/28	1,165,802

Principal	Security Description	Rate	Maturity	Value

$600,000	State of Connecticut, Connecticut General Obligation Bond, Series B	4.00%	05/15/20	$663,618
3,800,000	State of Connecticut, Connecticut General Obligation Bond, Series B	4.00	05/15/25	4,454,018
200,000	State of Connecticut, Connecticut General Obligation Bond, Series E	4.00	12/15/19	203,276
250,000	State of Connecticut, Connecticut General Obligation Bond, Series E	5.00	12/15/20	255,478
1,000,000	State of Connecticut, Connecticut General Obligation Bond, Series E	5.00	09/15/23	1,203,010
3,190,000	State of Connecticut, Connecticut General Obligation Bond, Series E	4.00	09/15/28	3,578,829
195,000	State of Connecticut, Connecticut General Obligation Bond, Series F	5.00	11/15/28	241,860
2,200,000	University of Connecticut, Connecticut Revenue Bond, Series A	5.00	03/15/30	2,744,478
				17,275,610
Illinois - 16.0%
500,000	Champaign Coles Et Al Counties Community College District No. 505, Illinois General Obligation Bond	4.00	12/01/17	521,820
310,000	Chicago Park District, Illinois General Obligation Bond, Series A	4.00	01/01/20	320,394
540,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/28	626,227

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

$385,000	Chicago Park District, Illinois General Obligation Bond, Series B	4.00%	01/01/22	$413,097
2,580,000	Chicago Park District, Illinois General Obligation Bond, Series B	5.00	01/01/27	3,009,157
1,865,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/26	2,196,131
235,000	Cook County Community Consolidated School District No. 15 Palatine, Illinois General Obligaton Bond	5.00	12/01/23	286,944
635,000	Cook County Community High School District No. 218 Dwight D. Eisenhower, Illinois General Obligation Bond	4.25	12/01/24	731,431
725,000	Cook County Community High School District No. 218 Oak Lawn, Illinois General Obligation Bond	5.00	12/01/20	836,179
1,190,000	Cook County Community High School District No. 218 Oak Lawn, Illinois General Obligation Bond	5.00	12/01/22	1,426,846
1,140,000	Cook County Community High School District No. 218 Oak Lawn, Illinois General Obligation Bond	5.00	12/01/23	1,392,065
645,000	Cook County Community High School District No. 218 Oak Lawn, Illinois General Obligation Bond	4.00	12/01/24	748,013
535,000	Cook County School District No. 111 Burbank, Illinois General Obligation Bond	4.00	12/01/23	613,458

Principal	Security Description	Rate	Maturity	Value

$1,000,000	Cook County School District No. 111 Burbank, Illinois General Obligation Bond	4.00%	12/01/25	$1,163,140
725,000	Cook County School District No. 111 Burbank, Illinois General Obligation Bond	4.00	12/01/29	820,171
1,020,000	Cook County School District No. 111 Burbank, Illinois General Obligation Bond	4.00	12/01/30	1,147,602
240,000	Cook County School District No. 29 Sunset Ridge, Illinois Revenue Bond, Series A	3.00	12/01/20	258,430
570,000	Cook County School District No. 81 Schiller Park, Illinois General Obligation Bond	4.00	12/01/19	621,802
825,000	Du Page County School District No. 33 West Chicago, Illinois General Obligation Bond, Series B	4.00	12/01/26	941,746
500,000	Illinois Finance Authority, Illinois Revenue Bond	5.00	11/15/25	588,655
1,000,000	Illinois Finance Authority, Illinois Revenue Bond, Series A	5.00	03/15/26	1,027,860
575,000	Illinois Finance Authority, Illinois Revenue Bond, Series C	4.50	11/15/32	583,165
250,000	Kane County Community Unit School District No. 304 Geneva, Illinois General Obligation Bond, Series A	5.00	01/01/26	255,322
700,000	University of Illinois, Illinois Revenue Bond, Series A	5.00	04/01/30	851,522
780,000	Will Grundy Etc Counties Community College District No. 525, Illinois General Obligation Bond	5.75	06/01/25	848,593
				22,229,770

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

Indiana - 0.4%
$545,000	South Madison Middle School Building Corp., Indiana Revenue Bond	2.00%	07/15/18	$558,412
Kansas - 1.0%
830,000	Kansas Development Finance Authority, Kansas Revenue Bond, Series A	5.00	05/01/24	975,325
375,000	Kansas Development Finance Authority, Kansas Revenue Bond, Series G	5.00	04/01/25	458,921
				1,434,246
Kentucky - 5.5%
300,000	Boone County School District Finance Corp., Kentucky Revenue Bond	3.00	04/01/25	322,044
400,000	Corbin Independent School District Finance Corp., Kentucky Revenue Bond	2.00	02/01/22	412,428
425,000	Corbin Independent School District Finance Corp., Kentucky Revenue Bond	3.00	02/01/25	466,225
630,000	Corbin Independent School District Finance Corp., Kentucky Revenue Bond	3.00	02/01/26	688,288
420,000	Grant County School District Finance Corp., Kentucky Revenue Bond	3.00	04/01/24	453,860
280,000	Kenton County School District Finance Corp., Kentucky Revenue Bond	3.00	02/01/26	301,372
250,000	Kentucky State Property & Building Commission, Kentucky Revenue Bond	2.50	10/01/18	258,928
1,175,000	Kentucky State Property & Building Commission, Kentucky Revenue Bond	5.75	11/01/19	1,305,366

Principal	Security Description	Rate	Maturity	Value

$775,000	Madison County School District Finance Corp., Kentucky Revenue Bond	5.00%	05/01/22	$919,995
630,000	Madison County School District Finance Corp., Kentucky Revenue Bond	5.00	05/01/23	761,979
1,040,000	Meade County School District Finance Corp., Kentucky Revenue Bond	5.00	09/01/20	1,199,609
475,000	Owensboro Independent School District Finance Corp., Kentucky Revenue Bond	4.00	09/01/20	525,853
				7,615,947
Louisiana - 5.4%
1,650,000	State of Louisiana, Louisiana General Obligation Bond, Series A	5.00	08/01/21	1,946,373
3,000,000	State of Louisiana, Louisiana General Obligation Bond, Series B	5.00	08/01/26	3,857,340
1,345,000	State of Louisiana, Louisiana General Obligation Bond, Series C	5.00	07/15/24	1,650,490
				7,454,203
Michigan - 4.2%
175,000	Battle Creek School District, Michigan General Obligation Bond	5.00	05/01/28	217,306
350,000	Central Michigan University, Michigan Revenue Bond	5.00	10/01/24	443,503
225,000	Charles Stewart Mott Community College, Michigan Revenue Bond	3.00	05/01/24	245,626
1,215,000	Durand Area Schools, Michigan General Obligation Bond	5.00	05/01/28	1,504,048
1,225,000	Durand Area Schools, Michigan General Obligation Bond	5.00	05/01/29	1,509,751
500,000	Howell Public Schools, Michigan General Obligation Bond, Series B	5.00	05/01/25	580,995

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

$695,000	L'Anse Creuse Public Schools, Michigan General Obligation Bond	5.00%	05/01/25	$881,128
210,000	Lansing School District, Michigan General Obligation Bond	5.00	05/01/21	246,091
200,000	Rockford Public Schools, Michigan General Obligation Bond	5.00	05/01/22	240,088
				5,868,536
Minnesota - 0.2%
225,000	County of Wright, Minnesota General Obligation Bond, Series A	4.50	12/01/19	236,718
Missouri - 3.5%
1,690,000	City of Cape Girardeau, Missouri Revenue Bond	2.00	06/01/19	1,744,266
1,095,000	City of Springfield, Missouri General Obligation Bond, Series B	2.00	05/01/22	1,130,051
1,250,000	City of Springfield, Missouri General Obligation Bond, Series B	3.00	05/01/23	1,364,037
250,000	Liberty Public School District No. 53, Missouri Certifcate of Participation	3.00	04/01/20	267,605
300,000	Missouri Joint Municipal Electric Utility Commission, Missouri Revenue Bond, Series A	5.00	01/01/24	370,887
				4,876,846
New Jersey - 12.5%
200,000	Borough of Tuckerton, New Jersey General Obligation Bond	2.00	03/01/18	203,884
1,000,000	Essex County Improvement Authority, New Jersey Revenue Bond	4.75	11/01/32	1,046,510
2,945,000	New Jersey Health Care Facilities Financing Authority, New Jersey Revenue Bond, Series A	5.00	07/01/22	3,540,243

Principal	Security Description	Rate	Maturity	Value

$3,175,000	New Jersey Health Care Facilities Financing Authority, New Jersey Revenue Bond, Series A	5.00%	07/01/23	$3,879,278
4,280,000	New Jersey Health Care Facilities Financing Authority, New Jersey Revenue Bond, Series A	5.00	07/01/24	5,314,562
985,000	Township of Berkeley, New Jersey General Obligation Bond	3.00	05/15/21	1,065,928
1,020,000	Township of Berkeley, New Jersey General Obligation Bond	3.00	05/15/22	1,110,331
1,145,000	Township of Berkeley, New Jersey General Obligation Bond	3.00	05/15/23	1,250,558
				17,411,294
New York - 0.4%
400,000	Metropolitan Transportation Authority, New York Revenue Bond, Series H	5.00	11/15/30	484,808
North Dakota - 0.4%
460,000	City of Mandan, North Dakota General Obligation Bond, Series B	5.00	05/01/18	494,905
Ohio - 3.2%
2,200,000	Ohio Higher Educational Facility Commission, Ohio Revenue Bond, Series A	5.13	01/01/28	2,352,834
1,310,000	The University of Akron, Ohio Revenue Bond, Series A	4.00	01/01/18	1,373,705
200,000	Trotwood-Madison City School District, Ohio Certificate of Participation	4.00	12/01/23	235,236
200,000	Trotwood-Madison City School District, Ohio Certificate of Participation	4.00	12/01/24	238,302
215,000	Trotwood-Madison City School District, Ohio Certificate of Participation	4.00	12/01/25	258,837
				4,458,914

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

Pennsylvania - 16.9%
$845,000	Cameron County School District, Pennsylvania General Obligation Bond	2.00%	09/01/19	$866,657
1,020,000	Cameron County School District, Pennsylvania General Obligation Bond	3.00	09/01/20	1,088,411
1,060,000	Cameron County School District, Pennsylvania General Obligation Bond	3.00	09/01/21	1,139,871
1,025,000	Cameron County School District, Pennsylvania General Obligation Bond	2.00	09/01/22	1,044,741
230,000	Clearfield Area School District, Pennsylvania General Obligation Bond	3.00	09/01/24	232,174
500,000	Commonwealth of Pennsylvania, Pennsylvania General Obligation Bond, First Series	5.00	11/15/22	598,755
1,555,000	Commonwealth of Pennsylvania, Pennsylvania General Obligation Bond, First Series	5.00	03/15/24	1,916,351
300,000	Commonwealth of Pennsylvania, Pennsylvania General Obligation Bond, First Series	5.00	04/01/26	363,330
1,825,000	Commonwealth of Pennsylvania, Pennsylvania General Obligation Bond, First Series	5.00	03/15/27	2,252,634
810,000	Commonwealth of Pennsylvania, Pennsylvania General Obligation Bond, First Series	5.00	05/15/27	876,234
700,000	Commonwealth of Pennsylvania, Pennsylvania General Obligation Bond, First Series	5.00	06/01/28	829,192

Principal	Security Description	Rate	Maturity	Value

$600,000	Commonwealth of Pennsylvania, Pennsylvania General Obligation Bond, Second Series	5.00%	10/15/23	$734,262
2,575,000	Commonwealth of Pennsylvania, Pennsylvania General Obligation Bond, Second Series A	5.00	05/01/21	2,940,058
365,000	Deer Lakes School District, Pennsylvania General Obligation Bond	2.63	04/01/25	371,698
500,000	East Stroudsburg Area School District, Pennsylvania General Obligation Bond	5.00	09/01/29	532,755
615,000	Erie Parking Authority, Pennsylvania Revenue Bond	4.00	09/01/21	690,965
250,000	Hampton Township School District, Pennsylvania General Obligation Bond, Series A	3.00	11/15/17	257,600
1,500,000	Interboro School District, Pennsylvania General Obligation Bond, Series A	2.55	08/15/26	1,519,755
425,000	Northern Tioga School District, Pennsylvania General Obligation Bond	2.00	04/01/21	442,263
265,000	Pennsylvania State University, Pennsylvania Revenue Bond, Series A	5.00	03/01/28	294,810
200,000	Pennsylvania Turnpike Commission, Pennsylvania Revenue Bond, Series B	5.00	12/01/25	255,352
750,000	Red Lion Area School District, Pennsylvania General Obligation Bond	5.00	05/01/23	805,057

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

$680,000	South Middleton School District, Pennsylvania General Obligation Bond	3.00%	09/01/26	$712,960
525,000	The Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania Revenue Bond, Series D	5.00	07/01/32	613,793
500,000	West Allegheny School District, Pennsylvania General Obligation Bond	3.20	09/01/24	507,340
430,000	Wyalusing Area School District, Pennsylvania General Obligation Bond	2.00	04/01/21	446,452
1,120,000	York Suburban School District, Pennsylvania General Obligation Bond	2.25	05/01/23	1,136,184
				23,469,654
South Dakota - 0.4%
315,000	South Dakota Board of Regents, South Dakota Revenue Bond	4.00	04/01/18	332,196
250,000	South Dakota Board of Regents, South Dakota Revenue Bond	5.00	04/01/19	277,442
				609,638
Texas - 6.6%
750,000	Brazoria-Fort Bend County Municipal Utility District No. 1, Texas General Obligation Bond	2.00	09/01/19	770,408
845,000	Brazoria-Fort Bend County Municipal Utility District No. 1, Texas General Obligation Bond	3.00	09/01/23	915,067
300,000	City of Houston, Texas General Obligation Bond, Series A	5.00	03/01/24	357,972
295,000	City of League Texas Water and Sewer, Texas General Obligation Bond, Series B	5.00	02/15/30	341,055

Principal	Security Description	Rate	Maturity	Value

$500,000	Dallas/Fort Worth International Airport, Texas Revenue Bond	5.25%	11/01/27	$614,560
200,000	Fort Bend County Municipal Utility District No. 2, Texas General Obligation Bond	4.35	10/01/29	208,924
1,310,000	Harris County Municipal Utility District No. 153, Texas General Obligation Bond	2.00	09/01/20	1,347,073
750,000	Harris County Municipal Utility District No. 290, Texas General Obligation Bond	2.00	09/01/21	770,453
235,000	Harris County Municipal Utility District No. 383, Texas General Obligation Bond	2.00	09/01/19	243,180
255,000	Harris County Municipal Utility District No. 383, Texas General Obligation Bond	3.00	09/01/20	275,336
200,000	Harris County Municipal Utility District No. 383, Texas General Obligation Bond	2.00	09/01/20	208,228
235,000	Harris County Municipal Utility District No. 383, Texas General Obligation Bond	2.00	09/01/21	245,232
235,000	Harris County Municipal Utility District No. 383, Texas General Obligation Bond	3.00	09/01/24	261,351
235,000	Harris County Municipal Utility District No. 383, Texas General Obligation Bond	3.00	09/01/25	259,207
900,000	Lower Colorado River Authority, Texas Revenue Bond	5.00	05/15/27	1,079,892
275,000	Lower Colorado River Authority, Texas Revenue Bond	5.00	05/15/30	313,541
330,000	Reagan County Independent School District, Texas General Obligation Bond	3.00	02/15/23	330,515

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

$590,000	Travis County Water Control & Improvement District No. 17, Texas General Obligation Bond	3.00%	11/01/25	$630,958
				9,172,952
Vermont - 0.1%
200,000	Vermont Housing Finance Agency, Vermont Revenue Bond, Series B	1.95	05/01/23	204,300
Washington - 0.4%
395,000	Grant County Public Utility District No. 2, Washington Revenue Bond, Series B	5.00	01/01/26	502,183
West Virginia - 1.2%
1,000,000	School Building Authority of West Virginia, West Virginia Revenue Bond, Series A	5.00	07/01/21	1,044,440
560,000	West Virginia Economic Development Authority, West Virginia Revenue Bond, Series A	5.00	06/01/26	666,887
				1,711,327
Wisconsin - 2.4%
600,000	Evansville Community School District, Wisconsin General Obligation Bond	3.00	04/01/19	635,022
1,095,000	Wisconsin Health & Educational Facilities Authority, Wisconsin Revenue Bond	5.00	03/01/27	1,303,609
1,130,000	Wisconsin Health & Educational Facilities Authority, Wisconsin Revenue Bond	5.00	03/01/28	1,339,728
				3,278,359

Total Municipal Bonds (Cost $131,890,743)	133,804,685

Shares	Security Description	Value

Money Market Fund - 2.7%
3,789,345	Fidelity Government Money Market Fund, 0.25% (b) (Cost $3,789,345)	3,789,345

Total Investments - 99.1% (Cost $135,680,088)*	$137,594,030
Other Assets & Liabilities, Net – 0.9%	1,195,551
Net Assets – 100.0%	$138,789,581

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of June 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,917,504
Gross Unrealized Depreciation	(3,562)
Net Unrealized Appreciation	$1,913,942

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	137,594,030
Level 3 - Significant Unobservable Inputs	-
Total	$137,594,030

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 96.2%
Arkansas - 1.1%
$420,000	Bentonville School District No. 6, Arkansas General Obligation Bond	4.50%	06/01/30	$435,322
California - 85.6%
575,000	Baldwin Park Unified School District, California General Obligation Bond	4.00	08/01/19	630,114
715,000	Baldwin Park Unified School District, California General Obligation Bond	4.00	08/01/22	829,693
625,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	10/01/33	754,875
200,000	California Statewide Communities Development Authority, California Revenue Bond	5.00	11/15/23	250,700
425,000	Campbell Union High School District, California Certificate of Participation	5.00	08/01/22	444,376
350,000	Campbell Union High School District, California Certificate of Participation	5.00	08/01/24	365,722
300,000	Campbell Union High School District, California Certificate of Participation	5.00	08/01/27	313,242
750,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/30	983,527
275,000	Central Unified School District, California General Obligation Bond	5.50	08/01/29	315,395
855,000	Chula Vista Elementary School District, California Certificate of Participation	5.00	09/01/22	1,038,363

Principal	Security Description	Rate	Maturity	Value

$610,000	Chula Vista Elementary School District, California Certificate of Participation	5.00%	09/01/23	$756,308
380,000	Chula Vista Elementary School District, California Certificate of Participation, Series A	5.00	09/01/19	429,290
200,000	City & County of San Francisco, California Certificate of Participation, Series A	5.00	04/01/18	215,246
310,000	City of Laguna Beach, California Special Assessment Bond	2.00	09/02/21	319,663
400,000	City of Los Angeles Department of Airports, California Revenue Bond, Series B	5.00	05/15/30	481,700
840,000	City of Rocklin, California Special Tax Bond	3.50	09/01/26	927,511
200,000	City of Sacramento, California Special Tax Bond	5.00	09/01/24	248,070
745,000	City of San Clemente, California Special Assessment Bond	3.00	09/02/19	793,894
250,000	City of Ukiah Water Revenue, California Revenue Bond	4.00	09/01/18	267,338
275,000	Colton Public Financing Authority, California Revenue Bond, Series A	5.00	04/01/24	323,870
500,000	Compton Unified School District, California General Obligation Bond, Series D (a)	1.42	06/01/18	487,315
580,000	Corona Public Financing Authority, California Revenue Bond	5.00	11/01/26	746,553

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

$625,000	Corona-Norco Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00%	09/01/26	$769,487
295,000	County of Santa Cruz, California Certificate of Participation	5.00	08/01/23	365,355
500,000	Dinuba Unified School District, California General Obligation Bond	4.13	08/01/29	519,690
365,000	Fillmore Unified School District, California General Obligation Bond	4.00	07/01/18	389,440
1,500,000	Fresno County Financing Authority, California Revenue Bond	5.00	04/01/28	1,907,550
330,000	Gilroy Unified School District, California Certificate of Participation	4.00	04/01/26	394,155
1,015,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	5.00	06/01/29	1,241,924
190,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	5.00	06/01/30	230,489
660,000	Imperial Community College District, California General Obligation Bond	5.00	08/01/29	793,307
580,000	Irvine Unified School District No. 1, California Special Tax Bond, Series 1	5.00	09/01/23	728,544
205,000	Los Angeles County Redevelopment Refunding Agency, California Tax Allocation Bond, Series A	5.00	09/01/20	238,917
510,000	Lynwood Unified School District, California Certificate of Participation	5.00	10/01/20	589,759

Principal	Security Description	Rate	Maturity	Value

$655,000	Lynwood Unified School District, California Certificate of Participation	5.00%	10/01/24	$813,634
695,000	Lynwood Unified School District, California Certificate of Participation	5.00	10/01/25	877,507
375,000	Lynwood Unified School District, California Certificate of Participation	5.00	10/01/28	464,284
270,000	Modesto Irrigation District Electric System Revenue, California Revenue Bond, Series B	5.00	10/01/27	312,031
280,000	Mojave Unified School District School Facilities Improvement District No. 1, California General Obligation Bond	4.00	08/01/20	313,734
400,000	Orange Redevelopment Agency Successor Agency, California Tax Allocation Bond	5.00	09/01/22	484,204
355,000	Perris Joint Powers Authority, California Special Tax Bond, Series E	2.00	09/01/18	362,888
200,000	Placentia-Yorba Linda Unified School District, California Certificate of Participation, Series A	5.00	10/01/25	255,250
445,000	Placentia-Yorba Linda Unified School District, California Certificate of Participation, Series A	5.00	10/01/27	560,242
295,000	Poway Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	5.00	12/15/21	355,198
250,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/24	310,367

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

$350,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00%	09/01/25	$437,997
325,000	Rio Elementary School District Community Facilities District, California Special Tax Bond	3.25	09/01/26	344,367
250,000	Riverside County Asset Leasing Corp., California Revenue Bond	4.00	06/01/28	278,210
300,000	Riverside County Redevelopment Successor Agency, California Tax Allocation Bond	5.00	10/01/25	385,683
300,000	Sacramento Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	5.00	12/01/19	340,851
500,000	San Jose Redevelopment Agency, California Tax Allocation Bond, Series D	5.00	08/01/22	520,680
225,000	Santa Clara County Board of Education, California Certificate of Participation	5.00	04/01/21	268,576
1,525,000	Solano County Community College District, California General Obligation Bond (a) (b)	1.39	08/01/29	1,357,235
500,000	Sonoma Community Development Agency Successor Agency, California Tax Allocation Bond	5.00	12/01/30	585,265
530,000	State of California Department of Veterans Affairs, California Revenue Bond, Series A	3.50	12/01/25	576,534
785,000	Stockton Unified School District, California General Obligation Bond	4.00	08/01/18	837,956

Principal	Security Description	Rate	Maturity	Value

$415,000	Stockton Unified School District, California General Obligation Bond, Series B	5.00%	08/01/18	$451,935
370,000	Stockton Unified School District, California General Obligation Bond, Series B	5.00	08/01/19	417,434
430,000	Stockton Unified School District, California General Obligation Bond, Series B	5.00	08/01/24	546,195
310,000	Travis Unified School District, California Certificate of Participation	4.00	09/01/19	339,413
375,000	Travis Unified School District, California Certificate of Participation	4.00	09/01/22	430,912
685,000	Tulare City School District, California Certificate of Participation	2.00	11/01/21	687,055
500,000	Val Verde Unified School District, California Certificate of Participation, Series A	4.10	03/01/20	541,990
215,000	Val Verde Unified School District, California Certificate of Participation, Series A	5.00	08/01/26	272,171
300,000	Waugh School District, California Special Tax Bond	4.00	09/01/20	338,754
				35,159,934
Illinois - 4.9%
500,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/25	592,165
625,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/25	711,406
255,000	Grundy & Kendall Counties Consolidated Grade School District No. 60-C/IL, Illinois General Obligation Bond , Series C	4.00	02/01/21	283,147

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2016

$
Principal	Security Description	Rate	Maturity	Value

$425,000	Illinois Finance Authority, Illinois Revenue Bond, Series C	4.50%	11/15/32	$431,035
				2,017,753
Kentucky - 0.3%
125,000	Corbin Independent School District Finance Corp., Kentucky Revenue Bond	3.00	02/01/26	135,331

Michigan - 0.7%
285,000	Macomb Township Building Authority, Michigan Revenue Bond	4.25	04/01/23	302,128
New Jersey - 1.5%
310,000	Middle Township Fire District No. 1, New Jersey General Obligation Bond	4.00	02/01/20	343,331
250,000	Township of Berlin, New Jersey General Obligation Bond, Series A	4.50	01/01/21	285,703
				629,034
Pennsylvania - 0.6%
225,000	Wellsboro Area School District, Pennsylvania General Obligation Bond	3.00	04/15/21	244,629
Texas - 1.5%
575,000	Travis County Water Control & Improvement District No. 17, Texas General Obligation Bond	3.00	11/01/25	614,916

Total Municipal Bonds (Cost $38,732,931)	39,539,047

Shares	Security Description	Value

Money Market Fund - 7.7%
3,176,299	Fidelity Government Money Market Fund, 0.25% (b) (Cost $3,176,299)	3,176,299
Total Investments - 103.9% (Cost $41,909,230)*		$42,715,346
Other Assets & Liabilities, Net – (3.9)%		(1,618,726)
Net Assets – 100.0%		$41,096,620

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of June 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$806,996
Gross Unrealized Depreciation	(880)
Net Unrealized Appreciation	$806,116

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	42,715,346
Level 3 - Significant Unobservable Inputs	-
Total	$42,715,346

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS  II

By: /s/ Jessica Chase
     Jessica Chase, Principal Executive Officer

Date: July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Chase
      Jessica Chase, Principal Executive Officer

Date: July 26, 2016

By: /s/ Karen Shaw
     Karen Shaw, Principal Financial Officer

Date: July 26, 2016